Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $2.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	91.40%
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $220.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.70%
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $258.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator U.S. Small Cap Power Buffer ETF™ - October | iShares Russell 2000 ETF, Expiration: 09/30/2025; Exercise Price: $187.76 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.20%)